UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities
Net income (loss)	$ 621,507	$ (834)	$ 1,910,487
Changes in Assets and Liabilities
Prepaid expenses	71,839		(302,590)
Accrued expenses	135,001		30,749
Net cash used in operating activities	(450,092)	(834)	(547,052)
Cash Flows From Investing Activities
Net cash used in investing activities			(128,397,500)
Cash Flows From Financing Activities
Net cash used in financing activities		(7,239)	129,719,360
Cash - Beginning of Period	799,808	25,000	25,000
Cash - End of Period	349,716	16,927	799,808	$ 25,000
New Dragonfly
Cash flows from Operating Activities
Net income (loss)	(3,767,000)	4,177,000	4,338,000	6,878,000
Adjustments to Reconcile Net (Loss) Income to Net Cash (Used in) Provided by Operating Activities
Stock based compensation	719,000	178,000	734,000	351,000
Amortization of debt discount	1,196,000	0	206,000	0
Deferred tax liability	(819,000)	85,000	122,000	210,000
Depreciation and amortization	389,000	272,000	617,000	198,000
Provision for doubtful accounts			50,000	0
Loss on disposal of property and equipment	62,000	(62,000)	124,000	0
Changes in Assets and Liabilities
Accounts receivable	(3,876,000)	550,000	1,007,000	(1,640,000)
Inventories	(15,141,000)	(6,490,000)	(21,179,000)	(3,406,000)
Prepaid expenses	(1,236,000)	225,000	58,000	(309,000)
Prepaid inventory	4,308,000	(1,577,000)	(6,353,000)	(630,000)
Other current assets	(1,962,000)	170,000	(1,214,000)	(253,000)
Other assets	551,000	714,000	1,029,000	144,000
Income taxes payable	(973,000)	(1,143,000)	(651,000)	1,279,000
Accounts payable	1,142,000	3,698,000	8,903,000	2,159,000
Accrued expenses	(322,000)	159,000
Uncertain tax position liability	0	(19,000)	(19,000)	19,000
Customer deposits	(183,000)	(1,353,000)	(1,345,000)	1,640,000
Total Adjustments	(16,145,000)	(4,593,000)
Net cash used in operating activities	(19,912,000)	(416,000)	(13,573,000)	6,640,000
Cash Flows From Investing Activities
Purchase of property and equipment	(4,819,000)	(2,320,000)	(2,970,000)	(1,410,000)
Proceeds from disposal of property and equipment			61,000	0
Net cash used in investing activities	(4,819,000)	(2,320,000)	(2,909,000)	(1,410,000)
Cash Flows From Financing Activities
Proceeds from exercise of options	200,000	17,000	184,000	12,000
Net cash used in financing activities	200,000	17,000	38,906,000	12,000
Net Decrease in Cash and Restricted Cash	(24,531,000)	(2,719,000)	22,424,000	5,242,000
Cash - Beginning of Period	28,630,000	6,206,000	6,206,000	964,000
Cash - End of Period	4,099,000	3,487,000	28,630,000	6,206,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	0	2,077,000	2,390,000	292,000
Cash paid for interest	1,254,000	0	313,000	0
Supplemental Non-Cash Items
Receivable of options exercised	2,000	0	250,000	0
Purchases of property and equipment, not yet paid			255,000	0
Recognition of right of use asset obtained in exchange for operating lease liability	$ 0	$ 3,120,000	$ 5,745,000	$ 661,000